Employee Benefit Plan, Summary of Accounting Policy (Policies) - EBPESP	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy, Accounting Standard Update, and Change in Accounting Principle [Abstract]
EBP, Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
EBP, Use of Estimate
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Committee to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of additions and deductions from Plan assets during the reporting period. Actual results could differ from those estimates.

EBP, Investment
Valuation of Investments
Plan investments are part of the Master Trust, which provides unified investment management. Fidelity invests Plan assets in various trust investment options at the direction of Plan participants and as required by the Plan. Separate participant accounts are maintained by investment option. These accounts record contributions, withdrawals, transfers, earnings, expenses and changes in market value.
Investments in the Master Trust are reported at fair value as described in Note 3. The BIC determines the Plan's valuation policies utilizing information provided by investment advisors and custodians. See Notes 3 and 4 for discussion of fair value measurements of the investments.
Realized gains or losses on security transactions are recorded on the trade date. Realized gains or losses are the difference between the proceeds received and the security’s unit cost. Dividend income is generally recorded on the record date, but for Trane Technologies stock dividend income is recorded on the payment date. Interest income is recorded when earned.
Certain investment management fees and expenses charged to the Plan for the investment in the Master Trust are deducted from income earned on a daily basis and are not separately reflected. Consequently, certain investment management fees and operating expenses are reflected as a reduction of investment returns or an increase to investment losses for such investments in the form of an expense ratio.
The Statements of Changes in Net Assets Available for Benefits include unrealized appreciation or depreciation in accordance with the policy of stating investments at fair value. Net appreciation or depreciation of investments reflects both realized gains and losses and the change in unrealized appreciation and depreciation of investments.

EBP, Note Receivable from Participant
Valuation of Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Related fees are recorded as administrative expenses and are expensed when incurred. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.

EBP, Expense
Expenses of the Plan
Certain expenses associated with the administration of the Plan and the Master Trust are paid for by the Company and are excluded from these financial statements. Certain general administrative fees are deducted quarterly from Plan accounts and are included in these financial statements. Expenses of the funds related to the investment and reinvestment of assets are included in the cost of the related investments. Participant directed transaction expenses such as loan fees, withdrawal fees and fees related to investments in the brokerage accounts are paid by the participant and are included in these financial statements.
EBP, Payment to Participant	Participant Withdrawals and Distributions Distributions are recorded in the Plan’s financial statements when paid. There were no approved and unpaid amounts as of December 31, 2025 or 2024.
Employee Benefit Plan Transfer of Assets from Other Plans
Transfer of Assets from Other Plans
Employees may transfer their savings from other plans qualified under the IRC. Effective May 19, 2025, the account balances attributable to employees of Magenta Technologies LLC in the JustWorks Retirement Savings Plan, a multiple employer plan, merged into the Plan transferring assets in the amount of $1,716,630. Effective November 1, 2024, the MTA-USA LLC 401(k) Profit Sharing Plan and Trust and the Trane Suspended Profit Sharing Plan merged into the Plan transferring assets in the amount of $1,075,444.

EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy

2	Summary of Significant Accounting Policies
Basis of Accounting
The financial statements of the Plan are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Committee to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of additions and deductions from Plan assets during the reporting period. Actual results could differ from those estimates.
Valuation of Investments
Plan investments are part of the Master Trust, which provides unified investment management. Fidelity invests Plan assets in various trust investment options at the direction of Plan participants and as required by the Plan. Separate participant accounts are maintained by investment option. These accounts record contributions, withdrawals, transfers, earnings, expenses and changes in market value.
Investments in the Master Trust are reported at fair value as described in Note 3. The BIC determines the Plan's valuation policies utilizing information provided by investment advisors and custodians. See Notes 3 and 4 for discussion of fair value measurements of the investments.
Realized gains or losses on security transactions are recorded on the trade date. Realized gains or losses are the difference between the proceeds received and the security’s unit cost. Dividend income is generally recorded on the record date, but for Trane Technologies stock dividend income is recorded on the payment date. Interest income is recorded when earned.
Certain investment management fees and expenses charged to the Plan for the investment in the Master Trust are deducted from income earned on a daily basis and are not separately reflected. Consequently, certain investment management fees and operating expenses are reflected as a reduction of investment returns or an increase to investment losses for such investments in the form of an expense ratio.
The Statements of Changes in Net Assets Available for Benefits include unrealized appreciation or depreciation in accordance with the policy of stating investments at fair value. Net appreciation or depreciation of investments reflects both realized gains and losses and the change in unrealized appreciation and depreciation of investments.
Valuation of Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Related fees are recorded as administrative expenses and are expensed when incurred. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.
Expenses of the Plan
Certain expenses associated with the administration of the Plan and the Master Trust are paid for by the Company and are excluded from these financial statements. Certain general administrative fees are deducted quarterly from Plan accounts and are included in these financial statements. Expenses of the funds related to the investment and reinvestment of assets are included in the cost of the related investments. Participant directed transaction expenses such as loan fees, withdrawal fees and fees related to investments in the brokerage accounts are paid by the participant and are included in these financial statements.
Participant Withdrawals and Distributions
Distributions are recorded in the Plan’s financial statements when paid. There were no approved and unpaid amounts as of December 31, 2025 or 2024.
Transfer of Assets from Other Plans
Employees may transfer their savings from other plans qualified under the IRC. Effective May 19, 2025, the account balances attributable to employees of Magenta Technologies LLC in the JustWorks Retirement Savings Plan, a multiple employer plan, merged into the Plan transferring assets in the amount of $1,716,630. Effective November 1, 2024, the MTA-USA LLC 401(k) Profit Sharing Plan and Trust and the Trane Suspended Profit Sharing Plan merged into the Plan transferring assets in the amount of $1,075,444.

EBP, Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
EBP, Use of Estimate
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Committee to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of additions and deductions from Plan assets during the reporting period. Actual results could differ from those estimates.

EBP, Investment
Valuation of Investments
Plan investments are part of the Master Trust, which provides unified investment management. Fidelity invests Plan assets in various trust investment options at the direction of Plan participants and as required by the Plan. Separate participant accounts are maintained by investment option. These accounts record contributions, withdrawals, transfers, earnings, expenses and changes in market value.
Investments in the Master Trust are reported at fair value as described in Note 3. The BIC determines the Plan's valuation policies utilizing information provided by investment advisors and custodians. See Notes 3 and 4 for discussion of fair value measurements of the investments.
Realized gains or losses on security transactions are recorded on the trade date. Realized gains or losses are the difference between the proceeds received and the security’s unit cost. Dividend income is generally recorded on the record date, but for Trane Technologies stock dividend income is recorded on the payment date. Interest income is recorded when earned.
Certain investment management fees and expenses charged to the Plan for the investment in the Master Trust are deducted from income earned on a daily basis and are not separately reflected. Consequently, certain investment management fees and operating expenses are reflected as a reduction of investment returns or an increase to investment losses for such investments in the form of an expense ratio.
The Statements of Changes in Net Assets Available for Benefits include unrealized appreciation or depreciation in accordance with the policy of stating investments at fair value. Net appreciation or depreciation of investments reflects both realized gains and losses and the change in unrealized appreciation and depreciation of investments.

EBP, Note Receivable from Participant
Valuation of Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Related fees are recorded as administrative expenses and are expensed when incurred. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.

EBP, Expense
Expenses of the Plan
Certain expenses associated with the administration of the Plan and the Master Trust are paid for by the Company and are excluded from these financial statements. Certain general administrative fees are deducted quarterly from Plan accounts and are included in these financial statements. Expenses of the funds related to the investment and reinvestment of assets are included in the cost of the related investments. Participant directed transaction expenses such as loan fees, withdrawal fees and fees related to investments in the brokerage accounts are paid by the participant and are included in these financial statements.
EBP, Payment to Participant	Participant Withdrawals and Distributions Distributions are recorded in the Plan’s financial statements when paid. There were no approved and unpaid amounts as of December 31, 2025 or 2024.
Employee Benefit Plan Transfer of Assets from Other Plans
Transfer of Assets from Other Plans
Employees may transfer their savings from other plans qualified under the IRC. Effective May 19, 2025, the account balances attributable to employees of Magenta Technologies LLC in the JustWorks Retirement Savings Plan, a multiple employer plan, merged into the Plan transferring assets in the amount of $1,716,630. Effective November 1, 2024, the MTA-USA LLC 401(k) Profit Sharing Plan and Trust and the Trane Suspended Profit Sharing Plan merged into the Plan transferring assets in the amount of $1,075,444.